Form N-1A Cover	Nov. 04, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BAILLIE GIFFORD ETF TRUST
Entity Central Index Key	0002060280
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 04, 2026
Prospectus Date	Jun. 01, 2026